Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of transactions with the main associates and joint ventures

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Assets
Non-current financial assets	43	9	—
Trade receivables	417	39	37
o/w Orange Concessions(1)	372	—	—
Current financial assets	12	5	2
Other current assets	52	—	1

Liabilities
Current financial liabilities	0	0	—
Trade payables	14	5	10
Other current liabilities	1	0	0
Customer contract liabilities	153	3	0
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	151	—	—

Income statement
Revenue	139	14	10
o/w Orange Concessions	124	—	—
Operating income	135	(7)	7
Finance costs, net	1	0	1
Net income	129	(7)	8

(1)

Operations between the Group and Orange Concessions mainly comprise receivables of Orange SA towards Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.

(2)	Customer contract liabilities correspond mainly to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to FiberCo.